RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | shares	376,814	237,109
Value of units granted in share-based payment arrangement	$ 603	$ 539
Number of units outstanding | shares	1,266,199	889,385
Value of units outstanding	$ 6,389	$ 2,138
Shared common administrative services and office space [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	4	8
Amounts receivable, related party transactions	2	1
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions	255	215
Amounts payable, related party transactions	$ 26	$ 33